COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Current and Long-Term Warranty Accruals	A summary of the current and long-term warranty accruals is as follows:

(In millions)	2025	2024	2023
Balance at January 1	$150	$136	$125
Provision	82	81	100
Settled	(60)	(65)	(91)
Warranty accruals from business acquisition and other	2	(3)	2
Balance at December 31	$174	$150	$136